Commitments and Contingencies (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies
Schedule of future minimum payments under non-cancelable operating leases	As of March 31, 2022, future minimum payments under non-cancelable operating leases were as follows: Future Lease Payments

Within one year	$15,555
Total	$15,555
As of March 31, 2021, future minimum payments under non-cancelable operating leases were as follows: Future Lease Payments

Within one year	$58,328
Total	$58,328